Shareholder Report, Holdings (Details) - One Rock Fund	Nov. 30, 2024
Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
Coinbase Global [Member]
Holdings [Line Items]
Percent of Total Investments	5.75%
Snowflake Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
The Trade Desk Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
Palantir Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
Micro Strategy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.61%
So Fi Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Affirm Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Goldman Sachs [Member]
Holdings [Line Items]
Percent of Total Investments	2.83%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.19%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.64%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	66.17%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%